S000016632 [Member] Expense Example, No Redemption - Western Asset New Jersey Municipals Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 455
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,340
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,486
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	366
Expense Example, No Redemption, 10 Years	836
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	310
Expense Example, No Redemption, 5 Years	551
Expense Example, No Redemption, 10 Years	1,243
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	180
Expense Example, No Redemption, 5 Years	319
Expense Example, No Redemption, 10 Years	$ 722